Relationship between Plans Benefit Obligations and Assets (Detail) - Pension Benefits - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligations in excess of plan assets, benefit obligation	$ 660,277	$ 617,255
Plans with accumulated benefit obligations in excess of plan assets, benefit obligation	553,392	510,984
Plans with projected benefit obligations in excess of plan assets, plan asset	496,865	487,233
Plans with accumulated benefit obligations in excess of plan assets, plan asset	496,865	487,233
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligations in excess of plan assets, benefit obligation	162,824	152,533
Plans with accumulated benefit obligations in excess of plan assets, benefit obligation	149,390	43,054
Plans with assets in excess of projected benefit obligations	43,143	41,616
Plans with assets in excess of accumulated benefit obligations	43,143	138,408
Plans with projected benefit obligations in excess of plan assets, plan asset	134,921	136,861
Plans with accumulated benefit obligations in excess of plan assets, plan asset	134,921	29,855
Plans with assets in excess of projected benefit obligations, plan asset	52,191	52,099
Plans with assets in excess of accumulated benefit obligations, plan asset	$ 52,191	$ 159,105